CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
FROM OPERATIONS
Investment income, net	$ 395.7	$ 368.2	$ 423.1
Net realized loss on investments	(331.4)	(62.1)	(105.7)
Net change in unrealized appreciation on investments and mortgage loans payable	1,391.6	1,073.3	1,181.7
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,455.9	1,379.4	1,499.1
FROM PARTICIPANT TRANSACTIONS
Premiums	2,251.0	1,923.5	2,321.0
Liquidity units redeemed—Note 3	(325.4)	(940.3)
Annuity payments	(28.3)	(25.1)	(24.3)
Withdrawals and death benefits	(1,306.4)	(1,003.6)	(1,071.7)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PARTICIPANT TRANSACTIONS	590.9	(45.5)	1,225.0
NET INCREASE IN NET ASSETS	2,046.8	1,333.9	2,724.1
NET ASSETS
Beginning of period	14,861.1	13,527.2	10,803.1
End of period	$ 16,907.9	$ 14,861.1	$ 13,527.2